COST OF SALES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Analysis of income and expense [abstract]
Inventories at the beginning of the year	$ 2,001,781	$ 2,158,298	$ 2,689,829
Translation differences	0	0	(21,919)
Raw materials and consumables used and other movements	9,835,504	5,359,938	6,165,654
Services and fees	151,251	112,924	151,373
Labor cost	689,614	546,045	611,615
Depreciation of property, plant and equipment	514,746	527,283	508,934
Amortization of intangible assets	23,519	14,624	17,805
Maintenance expenses	582,633	371,368	467,090
Office expenses	7,741	6,131	8,513
Insurance	12,309	10,641	9,674
Change of obsolescence allowance	3,965	(1,279)	8,413
Recovery from sales of scrap and by-products	(37,597)	(20,892)	(23,793)
Others	17,909	16,623	17,550
Less: Inventories at the end of the year	(3,908,305)	(2,001,781)	(2,158,298)
Cost of Sales	$ 9,895,070	$ 7,099,923	$ 8,452,440